Restricted net assets (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restricted net assets
Minimum percentage of appropriation to the statutory general reserve fund	10.00%
Maximum percentage of appropriation to the statutory general reserve fund	50.00%
Total restricted net assets	¥ 6,338,242,000